Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,413	¥ 1,517	¥ 2,825	¥ 3,023
Interest cost	174	198	347	419
Expected return on plan assets	(681)	(665)	(1,362)	(1,331)
Amortization of prior service credit	(7)	(17)	(13)	(33)
Amortization of net actuarial loss	19	97	38	206
Net periodic pension cost	918	1,130	1,835	2,284
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	908	976	1,813	1,974
Interest cost	508	328	1,010	659
Expected return on plan assets	(1,180)	(1,041)	(2,348)	(2,093)
Amortization of prior service credit	(79)	(84)	(157)	(168)
Amortization of net actuarial loss	3	127	7	255
Amortization of transition obligation	1	1	1	1
Net periodic pension cost	¥ 161	¥ 307	¥ 326	¥ 628